Business combinations (Tables)	12 Months Ended
Mar. 31, 2019
Business combinations
Summary of consideration transferred and assets and liabilities assumed

The following table summarises the fair value of assets acquired and liabilities assumed at the date of acquisition of control and the consideration transferred to acquire control of Laudamotion:

Year ended
March 31,
2019
€M
Consideration:
Consideration (liabilities and cash paid)	32.0
Fair value of existing equity interest	6.0
Settlement of pre-existing loans	60.5
98.5

Net assets acquired:
Intangible assets	99.6
Cash and cash equivalents	7.0
Other assets acquired	43.4
Liabilities assumed	(51.5)
98.5

Schedule of revenue and loss for the year if acquisition date for business combination had been at beginning of the year

Year ended
March 31,
2019
€M
Revenue	172.0
Loss for the year	(171.7)